Reinsurance - Effects of Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net premiums written:
Net premiums written	$ 3,064,759	$ 1,851,249	$ 7,951,063	$ 5,944,841	$ 6,199,404
Net premiums earned:
Direct premiums earned			7,717,173	5,173,403	4,966,207
Assumed premiums earned			3,775,337	2,676,765	2,687,603
Ceded premiums earned			(3,266,085)	(1,955,098)	(1,344,289)
Net amount, premiums earned	$ 2,354,610	$ 1,334,000	8,226,425	5,895,070	6,309,521
Total P&C
Net premiums written:
Direct premiums written			7,847,236	5,450,868	5,050,953
Assumed premiums written			2,821,771	2,310,621	2,365,839
Ceded premiums written			(2,780,183)	(1,994,280)	(1,512,810)
Net premiums written			7,888,824	5,767,209	5,903,982
Net premiums earned:
Direct premiums earned			7,717,173	5,173,403	4,966,207
Assumed premiums earned			3,465,421	2,343,329	2,363,261
Ceded premiums earned			(3,018,410)	(1,799,294)	(1,315,369)
Net amount, premiums earned			$ 8,164,184	$ 5,717,438	$ 6,014,099